Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party TransactionsThe Company formed HRT, a joint venture with Hengtong Optic-Electric Co., Ltd. in 2017, which was recognized by the Company as an equity method investment. As of and in the year ended December 31, 2020, we made sales to and were owed from the HRT joint venture, $5.3 million and $3.3 million, respectively. The balance owed by the joint venture was included in accounts receivable in the consolidated balance sheet. As of and in the year ended December 31, 2021, sales to and balances owed from the HRT joint venture were immaterial.